INCOME TAXES	12 Months Ended
Dec. 31, 2024
FUTURETECH II ACQUISITION CORP [Member]
INCOME TAXES

Note 9 – Income Taxes

The Company’s deferred tax assets are as follows at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Deferred tax asset
Start-up costs	$313,922	$162,267
Total deferred tax asset	313,922	162,267

Valuation Allowance	(313,922)	(162,267)

Deferred tax asset, net of allowance	$—	$—

The income tax provision (benefit) consists of the following for the years ended December 31, 2024 and 2023:

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
Federal
Current	$274,580	$979,344
Deferred	313,922	162,267
State and Local:
Current	—	—
Deferred	—	—
Change in valuation allowance	(313,922)	(162,267)
Income tax provision	$274,580	$979,344

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2024 and 2023, the change in the valuation allowance was $313,922 and $162,267, respectively.

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
U.S. federal statutory rate	(21.0)%	(21.0)%
Valuation allowance	66.5%	(4.2)%
Income tax provision	45.5%	(25.2)%